Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 1,508,649,114	$ 1,303,957,419
AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	40,634,870	62,290,951
AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,926,229
Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	21,093,752
AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,430,455	6,078,841
AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,519,677
AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	59,935
AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,073,152
AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,914,211	14,896,291
AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,372,309
AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	312,350	1,510,404
AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	285,264
AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	101,887
AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	45,789
A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,058,577	5,652,721
A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	808,572
A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	473,738
A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,145,188
A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,658,075
A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,091,749
A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		264,263
A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	125,950	3,365,456
A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		583,602
A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,364,133
A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	224,602
A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	280,981	3,051,036
BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2
B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		369,109
A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	344,611
A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	962,162
BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	288,182
BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,828
BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,011
raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	703,078
B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,249
B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	111
BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	8,858,583	1,414,198
CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	28
CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,353,996,139	1,204,480,545
C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	31,336
D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,447,351
Government Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	919,962,513	1,191,924,843
Government Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	1,138,327
Government Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Government Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Government Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Government Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	919,962,513	1,190,786,516
Government Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	48,620,216	2,237,146
Provincial Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	43,962
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		138,768
Provincial Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Provincial Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		1,685,305
Provincial Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		2
Provincial Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		369,109
Provincial Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Provincial Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	48,620,216	0
Provincial Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,089,407	4,988,997
Autonomous City of Buenos Aires Bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	4,988,997
Autonomous City of Buenos Aires Bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Autonomous City of Buenos Aires Bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Autonomous City of Buenos Aires Bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Autonomous City of Buenos Aires Bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,089,407	0
Autonomous City of Buenos Aires Bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	377,627,382	13,601,843
Treasury Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Treasury Bills | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Treasury Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Treasury Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	377,627,382	13,601,843
Treasury Bills | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,594,477	0
Argentine Central Bank’s Bills | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Argentine Central Bank’s Bills | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Argentine Central Bank’s Bills | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Argentine Central Bank’s Bills | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,594,477	0
Argentine Central Bank’s Bills | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	26,942,895	34,659,533
Foreign government bonds | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	26,942,895	34,659,533
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Foreign government bonds | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Foreign government bonds | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0	0
Foreign government bonds | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Private Securities
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	128,812,224	56,545,057
Private Securities | AAA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	13,691,975	27,587,456
Private Securities | AAA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	20,926,229
Private Securities | Aaa.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	21,093,752
Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	11,430,455	1,089,844
Private Securities | AA+(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,519,677
Private Securities | AA+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	59,935
Private Securities | AA(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,073,152
Private Securities | AA
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,914,211	14,757,523
Private Securities | AA(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,372,309
Private Securities | AA+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	312,350	372,077
Private Securities | AA-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	285,264
Private Securities | AA(arg)-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	101,887
Private Securities | AA.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	45,789
Private Securities | A+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,058,577	5,652,721
Private Securities | A+.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	808,572
Private Securities | A1(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	473,738
Private Securities | A1(arg)+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,145,188
Private Securities | A1+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,658,075
Private Securities | A-1.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	4,091,749
Private Securities | A1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		264,263
Private Securities | A
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	125,950	3,365,456
Private Securities | A2
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		583,602
Private Securities | A(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	3,364,133
Private Securities | A2(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	224,602
Private Securities | A-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	280,981	1,365,731
Private Securities | BBB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Private Securities | B1
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		0
Private Securities | A-(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	344,611
Private Securities | A-.ar
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	962,162
Private Securities | BBB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	288,182
Private Securities | BBB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,828
Private Securities | BB(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	12,011
Private Securities | raB+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	703,078
Private Securities | B
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,249
Private Securities | B-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	111
Private Securities | BB-
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	8,858,583	1,414,198
Private Securities | CCC+
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	28
Private Securities | CCC
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,102,144	$ 92,186
Private Securities | C(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	31,336
Private Securities | D(arg)
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 1,447,351